Non-Controlling Interest in Consolidate Subsidiaries - AOCI (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Accumulated other comprehensive income, total	$ 150	$ 3,085	$ (843)
Non-controlling interest
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Exchange differences on translation foreign operation		(7,999)	(6,657)
Remeasurements of the net defined benefits liability		(595)	(559)
Valuation of the effective portion of derivative financial instruments		733	(277)
Accumulated other comprehensive income, total		$ (7,861)	$ (7,493)